CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) - USD ($) $ in Thousands	Jan. 02, 2021	Oct. 03, 2020	Dec. 28, 2019	Sep. 28, 2019
Current assets
Cash and cash equivalents	$ 104,077	$ 157,072	$ 1,938	$ 90,899
Accounts and other receivables, net	37,116	31,481	49,657	33,872
Inventories, net	174,535	148,966	185,130	149,729
Prepaid expenses and other current assets	39,899	34,614	6,201	7,589
Total current assets	355,627	372,133	242,926	282,089
Property and equipment, net	62,628	66,391	71,805	78,506
Operating lease right-of-use assets	191,125	177,655	212,492	177,700
Goodwill and other intangibles, net	120,636	121,186	122,718	117,724
Deferred tax assets	14,729	6,583	0
Other assets	2,363	2,490	1,345	1,402
Total assets	747,108	746,438	651,286	479,721
Current liabilities
Accounts payable	69,046	92,372	75,265	68,347
Accrued expenses	59,086	101,167	54,381	82,121
Operating lease liabilities	56,398	54,459	60,502
Income taxes payable	0	1,857	0	6,713
Current portion of long-term debt	8,341	8,341	8,341	8,341
Total current liabilities	192,871	258,196	198,489	165,522
Revolving commitment			6,300
Deferred tax liabilities			3,911	1,240
Operating lease liabilities, noncurrent	139,796	130,234	162,329
Long-term debt, net	795,394	1,179,550	1,185,256	1,186,493
Other long-term liabilities	5,457	5,457	7,936	13,823
Total liabilities	1,133,518	1,573,437	1,564,221	1,367,078
Commitments and contingencies
Stockholders' deficit
Common stock	187	157	157	157
Additional paid in capital (deficit)	192,753	(278,063)	(279,251)	(279,848)
Retained deficit	(579,350)	(549,093)	(633,841)	(607,666)
Total stockholders' deficit	(386,410)	(826,999)	(912,935)	(887,357)
Total liabilities and stockholders' deficit	$ 747,108	$ 746,438	$ 651,286	$ 479,721